CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY AND COMPREHENSIVE INCOME (USD $) In Thousands, except Share data	Total	Ordinary Shares [Member]		Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury share [Member]	Accumulated Profit (Deficit) [Member]	Comprehensive Income (Loss) [Member]
Balance at Dec. 31, 2011	$ 99,906	$ 72		$ 108,804	$ (402)		$ (8,568)
Balance, shares at Dec. 31, 2011		26,468,000
Employee share-based plans	259		[1]	259
Employee share-based plans, shares	131,922	132,000
Shares issued under employee share-based plans			[1]
Shares issued under employee share-based plans, shares		82,000
Stock based compensation	1,927			1,927
Other comprehensive income	851				851			851
Net income for the year	11,828						11,828	11,828
Total comprehensive income	12,679							12,679
Balance at Dec. 31, 2012	114,771	72		110,990	449		3,260
Balance, shares at Dec. 31, 2012		26,682,000
Employee share-based plans	1,191		[1]	1,191
Employee share-based plans, shares	513,896	514,000
Shares issued under employee share-based plans			[1]
Shares issued under employee share-based plans, shares		85,000
Stock based compensation	2,095			2,095
Other comprehensive income	92				92			92
Net income for the year	10,515						10,515	10,515
Total comprehensive income	10,607							10,607
Balance at Dec. 31, 2013	128,664	72		114,276	541		13,775
Balance, shares at Dec. 31, 2013	27,280,521	27,281,000
Employee share-based plans	2,586	1		2,585
Employee share-based plans, shares	473,616	474,000
Shares issued under employee share-based plans			[1]
Shares issued under employee share-based plans, shares		22,000
Stock based compensation	2,124			2,124
Share repurchase	(6,726)					(6,726)
Share repurchase, shares	(639,831)	(640,000)
Other comprehensive income	(1,718)				(1,718)			(1,718)
Net income for the year	18,652						18,652	18,652
Total comprehensive income	16,934							16,934
Balance at Dec. 31, 2014	$ 143,582	$ 73		$ 118,985	$ (1,177)	$ (6,726)	$ 32,427
Balance, shares at Dec. 31, 2014	27,137,051	27,137,000

[1]	Less than $1